TAX CREDITS - Realization of non-current tax credits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	R$ 465,549	R$ 32,065
Tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	465,549	32,065
Tax credits | Next 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current		15,025
Tax credits | Year Two
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	190,773	10,846
Tax credits | Year Three
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	106,271	R$ 6,194
Tax credits | After Year Three
Disclosure of temporary difference, unused tax losses and unused tax credits
Tax credits - non-current	R$ 168,505